Employee compensation - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of Analysis of Employee Benefits Expense [Line Items]
Total employee compensation	$ 128,489	$ 114,854
Cost of revenue
Disclosure of Analysis of Employee Benefits Expense [Line Items]
Total employee compensation	19,909	19,222
General and administrative
Disclosure of Analysis of Employee Benefits Expense [Line Items]
Total employee compensation	17,648	16,864
Sales and marketing
Disclosure of Analysis of Employee Benefits Expense [Line Items]
Total employee compensation	55,903	48,040
Research and development
Disclosure of Analysis of Employee Benefits Expense [Line Items]
Total employee compensation	35,029	$ 30,728
Employee severance related costs
Disclosure of Analysis of Employee Benefits Expense [Line Items]
Total employee compensation	5,191
Employee severance related costs | Cost of revenue
Disclosure of Analysis of Employee Benefits Expense [Line Items]
Total employee compensation	294
Employee severance related costs | General and administrative
Disclosure of Analysis of Employee Benefits Expense [Line Items]
Total employee compensation	711
Employee severance related costs | Sales and marketing
Disclosure of Analysis of Employee Benefits Expense [Line Items]
Total employee compensation	2,941
Employee severance related costs | Research and development
Disclosure of Analysis of Employee Benefits Expense [Line Items]
Total employee compensation	$ 1,245